                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoCapital LLC
Address: 825 Third Avenue - 32nd Fl
         New York, NY 10022

Form 13F File Number: 28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Irwin Lieber
Title: Chairman
Phone: 212-486-4455

Signature, Place, and Date of Signing:


----------------------------------------   New York, NY    8/25/06
[Signature]                                [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting, manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28- 4421                 Irwin Lieber

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $192,701,000
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
02          28-4421          Barry K. Fingerhut

[Repeat as necessary.]

03          28-4421          Affiliated Managers Group

                                 GEOCAPITAL, LLC

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/06
                          RUN DATE: 07/05/06 11:48 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   49

FORM 13F INFORMATION TABLE VALUE TOTAL:   $192,701,000

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER   NAME
---   ---------------   ----


                                 GEOCAPITAL,LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 6/30/06

                                TITLE                                                        VOTING AUTHORITY
                                  OF                VALUE    SHARES/            INVESTMT  ----------------------
NAME OF ISSUER                  CLASS    CUSIP    (X$1000)   PRN AMT    SH/PRN   DSCRETN    SOLE    SHARED  NONE
--------------                  -----  ---------  --------  ---------  -------  --------  -------  -------  ----
ACXIOM CORP                     COM      5125109      5090     203615  SH       DEFINED         0   203615     0
ANSWERTHINK INC COM             COM     36916104       535     132813  SH       DEFINED         0   132813     0
BEA SYS INC                     COM     73325102      4322     330170  SH       DEFINED         0   330170     0
BJ SVCS CO                      COM     55482103      6687     179460  SH       DEFINED         0   179460     0
BORLAND SOFTWARE CORP COM       COM     99849101      2347     444535  SH       DEFINED         0   444535     0
CARDICA INC COM                 COM    14141R101      1702     215150  SH       DEFINED         0   215150     0
COSTAR GROUP INC COM            COM    22160N109      2785      46555  SH       DEFINED         0    46555     0
COVANSYS CORP                   COM    22281W103      3370     268126  SH       DEFINED         0   268126     0
CYPRESS SEMICONDUCTOR CORP      COM    232806109      3771     259330  SH       DEFINED         0   259330     0
DEVRY INC                       COM    251893103      4883     222270  SH       DEFINED         0   222270     0
DIAMONDCLUSTER INTL             COM    25278P106      1792     226300  SH       DEFINED         0   226300     0
DIGITAL MUSIC GROUP INC COM     COM    25388X106       528      95950  SH       DEFINED         0    95950     0
DIGITAL RIV INC                 COM    25388B104      4241     105000  SH       DEFINED         0   105000     0
DORAL FINL CORP                 COM    25811P100      1383     215749  SH       DEFINED         0   215749     0
GARTNER GROUP INC NEW CL A      COM    366651107      4799     337990  SH       DEFINED         0   337990     0
HEARTLAND EXPRESS INC           COM    422347104      6395     357280  SH       DEFINED         0   357280     0
HELIX ENERGY SOLUTIONS GRP INC  COM    42330P107     10099     250230  SH       DEFINED         0   250230     0
HOTELS & RESORTS INC            COM    44107P104      4913     224623  SH       DEFINED         0   224623     0
INTERSIL CORP CL A              COM    46069S109      4506     193800  SH       DEFINED         0   193800     0
INTERWOVEN INC                  COM    46114T508      1055     123000  SH       DEFINED         0   123000     0
KENEXA CORP COM                 COM    488879107      3347     105088  SH       DEFINED         0   105088     0
LECG CORP                       COM    523234102      2961     160335  SH       DEFINED         0   160335     0
LEGG MASON INC                  COM    524901105      9255      93000  SH       DEFINED         0    93000     0
MICRUS ENDOVASCULAR             COM    59518V102      2601     215684  SH       DEFINED         0   215684     0
MILLER HERMAN INC               COM    600544100      4213     163500  SH       DEFINED         0   163500     0
MUELLER WTR PRODS INC COM SER   COM    624758108       877      50400  SH       DEFINED         0    50400     0
NATIONAL INSTRUMENTS            COM    636518102      4220     154028  SH       DEFINED         0   154028     0
NEUSTAR                         COM    64126X201      6365     188590  SH       DEFINED         0   188590     0
NUVEEN INVTS INC CL A           COM    67090F106      2491      57870  SH       DEFINED         0    57870     0
PLACER SIERRA BANCSHARES COM    COM    726079106      6785     292580  SH       DEFINED         0   292580     0
PRINCETON REVIEW INC            COM    742352107      2442     458930  SH       DEFINED         0   458930     0
QUEST PRODS CORP                COM    747955102         7    3556434  SH       DEFINED         0  3556434     0
QUEST SOFTWARE                  COM    74834T103      4963     354465  SH       DEFINED         0   354465     0
RIGHTNOW TECHNOLOGIES INC COM   COM    76657R106      3570     214000  SH       DEFINED         0   214000     0
S1 CORP                         COM    78463B101      3730     777100  SH       DEFINED         0   777100     0
SCHEIN HENRY INC                COM    806407102      5412     115824  SH       DEFINED         0   115824     0
SEACOR SMIT INC.                COM    811904101      6523      79450  SH       DEFINED         0    79450     0
SYCAMORE NETWORKS INC           COM    871206108      1342     330470  SH       DEFINED         0   330470     0
TALEO CORP CL A                 COM    87424N104      2288     194089  SH       DEFINED         0   194089     0
TETRA TECHNOLOGIES INC          COM    88162F105     11078     365137  SH       DEFINED         0   365137     0
TIBCO SOFTWARE INC COM          COM    88632Q103      1675     237540  SH       DEFINED         0   237540     0
TUMBLEWEED COMMUNICATIONS COCO  COM    899690101       678     237740  SH       DEFINED         0   237740     0
ULTIMATE SOFTWARE GRP           COM    90385D107      2644     137974  SH       DEFINED         0   137974     0
W HLDG CO INC                   COM    929251106      3179     478116  SH       DEFINED         0   478116     0
WEBSIDESTORY INC COM            COM    947685103      3240     265600  SH       DEFINED         0   265600     0
WILEY JOHN & SONS INC CL A      COM    968223206      5858     176455  SH       DEFINED         0   176455     0
WIND RIV SYS INC                COM    973149107      3039     341492  SH       DEFINED         0   341492     0
WR BERKLEY CORP                 COM     84423102      9589     280968  SH       DEFINED         0   280968     0
YANKEE CANDLE INC               COM    984757104      3126     125000  SH       DEFINED         0   125000     0